NOTE 20. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other financing receivables, net, related party	$ 480,332	$ 418,030
Yuanshi County Natural Gas Sales Company
Other financing receivables, net, related party	$ 782